Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Quarterly Financial Data (Unaudited)
Interest income	$ 9,011,834	$ 8,086,866	$ 8,191,442	$ 7,772,152	$ 7,891,564	$ 7,906,454	$ 8,262,422	$ 7,698,368	$ 33,062,294	$ 31,758,808
Interest expense	1,112,604	1,050,780	1,206,909	1,476,393	1,548,595	1,509,033	1,546,953	1,538,540	4,846,686	6,143,121
Provision for loan losses	542,499	362,499	307,499	376,503	299,499	412,499	141,666	212,503	1,589,000	1,066,167
Non-interest income	1,714,620	1,941,295	1,762,102	1,353,707	1,595,896	1,597,332	1,434,138	1,318,700	6,771,724	5,946,066
Non-interest expense	5,206,352	5,104,717	4,987,453	5,093,219	4,782,580	4,863,716	5,079,060	5,155,924	20,391,741	19,881,280
Net income	$ 3,174,509	$ 2,880,443	$ 2,842,311	$ 1,861,239	$ 2,371,300	$ 2,261,943	$ 2,419,298	$ 1,771,905	$ 10,758,502	$ 8,824,446
Earnings per common share	$ 0.60	$ 0.54	$ 0.54	$ 0.35	$ 0.45	$ 0.43	$ 0.46	$ 0.34	$ 2.03	$ 1.68